FINANCIAL RISK MANAGEMENT - Schedule of Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Non-recourse borrowings	$ 13,169	$ 12,178
Cash and cash equivalents	(431)	(674)
Net debt	12,738	11,504
Shares classified as financial liability	5,129	4,644
Loans payable to Brookfield Infrastructure	100	102
Total equity	2,005	2,222	$ 4,068	$ (361)
Total capital and net debt	$ 19,972	$ 18,472
Net debt to capitalization ratio	64.00%	62.00%